Income taxes - Reconciliation to Statutory Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income taxes at Canadian statutory tax rate	$ 4,176	$ 3,888
Increase (decrease) in income taxes resulting from
Lower average tax rate applicable to subsidiaries	(752)	(518)
Tax-exempt income from securities	(285)	(293)
Tax rate change	148	(8)
Other	42	134
Income taxes (recoveries)	$ 3,329	$ 3,203
Reconciliation of average effective tax rate
Income taxes at Canadian statutory tax rate	26.50%	26.50%
Increase (decrease) in income taxes result from
Lower average tax rate applicable to subsidiaries	(4.80%)	(3.50%)
Tax-exempt income from securities	(1.80%)	(2.00%)
Tax rate change	0.90%	(0.10%)
Other	0.30%	0.90%
Income taxes in Consolidated Statements of Income / effective tax rate	21.10%	21.80%